Distribution Date:	04/18/22	WFRBS Commercial Mortgage Trust 2014-C20
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2014-C20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	16-18	General Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	19		General	(305) 229-6465
Historical Detail	20		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	21	Trust Advisor	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Collateral Stratification and Historical Detail	22
			PO Box 4839 | Greenwich, CT 06831 | United States
Specially Serviced Loan Detail - Part 1	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	24		Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	29		1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92890FAQ9	1.283000%	70,328,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890FAR7	3.036000%	95,556,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890FAS5	3.635000%	45,543,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92890FAT3	3.723000%	250,000,000.00	122,813,819.72	1,618,741.38	381,029.88	38,628.22	0.00	2,038,399.48	121,195,078.34	44.13%	30.00%
A-5	92890FAU0	3.995000%	312,986,000.00	312,986,000.00	0.00	1,041,982.56	0.00	0.00	1,041,982.56	312,986,000.00	44.13%	30.00%
A-SB	92890FAV8	3.638000%	101,757,000.00	42,085,867.95	3,076,035.77	127,590.33	70,768.96	0.00	3,274,395.06	39,009,832.18	44.13%	30.00%
A-S	92890FBB1	4.176000%	52,584,000.00	52,584,000.00	0.00	182,992.32	0.00	0.00	182,992.32	52,584,000.00	36.74%	25.00%
A-SFL	92890FBD7	1.391430%	10,000,000.00	10,000,000.00	0.00	12,368.27	0.00	0.00	12,368.27	10,000,000.00	36.74%	25.00%
A-SFX	92890FBG0	4.176000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	25.00%
B	92890FAY2	4.378000%	95,440,000.00	95,440,000.00	0.00	348,196.93	0.00	0.00	348,196.93	95,440,000.00	25.47%	17.38%
C	92890FAZ9	4.513000%	45,373,000.00	45,373,000.00	0.00	170,640.29	0.00	0.00	170,640.29	45,373,000.00	20.12%	13.75%
D	92890FAC0	3.986000%	82,923,000.00	82,923,000.00	0.00	78,944.27	0.00	0.00	78,944.27	82,923,000.00	10.33%	7.13%
E	92890FAE6	3.250000%	32,857,000.00	32,857,000.00	0.00	0.00	0.00	0.00	0.00	32,857,000.00	6.45%	4.50%
F	92890FAG1	3.250000%	18,775,000.00	18,775,000.00	0.00	0.00	0.00	0.00	0.00	18,775,000.00	4.23%	3.00%
G	92890FAJ5	3.250000%	37,550,501.00	35,823,190.98	0.00	0.00	0.00	0.00	0.00	35,823,190.98	0.00%	0.00%
V	92890FAL0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92890FAN6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,251,672,503.01	851,660,878.65	4,694,777.15	2,343,744.85	109,397.18	0.00	7,147,919.18	846,966,101.50

X-A	92890FAW6	1.065599%	938,754,000.00	540,469,687.67	0.00	479,936.76	28,513.87	0.00	508,450.63	535,774,910.52
X-B	92890FAX4	0.731860%	223,736,000.00	223,736,000.00	0.00	136,452.84	0.00	0.00	136,452.84	223,736,000.00
X-C	92890FAA4	1.741951%	89,182,501.00	87,455,190.98	0.00	126,952.21	0.00	0.00	126,952.21	87,455,190.98
Notional SubTotal			1,251,672,501.00	851,660,878.65	0.00	743,341.81	28,513.87	0.00	771,855.68	846,966,101.50

Deal Distribution Total					4,694,777.15	3,087,086.66	137,911.05	0.00	7,919,774.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890FAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890FAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890FAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92890FAT3	491.25527888	6.47496552	1.52411952	0.00000000	0.00000000	0.15451288	0.00000000	8.15359792	484.78031336
A-5	92890FAU0	1,000.00000000	0.00000000	3.32916667	0.00000000	0.00000000	0.00000000	0.00000000	3.32916667	1,000.00000000
A-SB	92890FAV8	413.59187034	30.22923013	1.25387276	0.00000000	0.00000000	0.69547019	0.00000000	32.17857307	383.36264021
A-S	92890FBB1	1,000.00000000	0.00000000	3.48000000	0.00000000	0.00000000	0.00000000	0.00000000	3.48000000	1,000.00000000
A-SFL	92890FBD7	1,000.00000000	0.00000000	1.23682700	0.00000000	0.00000000	0.00000000	0.00000000	1.23682700	1,000.00000000
A-SFX	92890FBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	92890FAY2	1,000.00000000	0.00000000	3.64833330	0.00000000	0.00000000	0.00000000	0.00000000	3.64833330	1,000.00000000
C	92890FAZ9	1,000.00000000	0.00000000	3.76083331	0.00000000	0.00000000	0.00000000	0.00000000	3.76083331	1,000.00000000
D	92890FAC0	1,000.00000000	0.00000000	0.95201898	2.36964762	24.63552115	0.00000000	0.00000000	0.95201898	1,000.00000000
E	92890FAE6	1,000.00000000	0.00000000	0.00000000	2.70833338	35.20833399	0.00000000	0.00000000	0.00000000	1,000.00000000
F	92890FAG1	1,000.00000000	0.00000000	0.00000000	2.70833342	35.20833449	0.00000000	0.00000000	0.00000000	1,000.00000000
G	92890FAJ5	954.00034689	0.00000000	0.00000000	2.58375088	33.86707570	0.00000000	0.00000000	0.00000000	954.00034689
V	92890FAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92890FAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890FAW6	575.73090253	0.00000000	0.51124870	0.00000000	0.00000000	0.03037417	0.00000000	0.54162286	570.72982967
X-B	92890FAX4	1,000.00000000	0.00000000	0.60988326	0.00000000	0.00000000	0.00000000	0.00000000	0.60988326	1,000.00000000
X-C	92890FAA4	980.63173828	0.00000000	1.42351031	0.00000000	0.00000000	0.00000000	0.00000000	1.42351031	980.63173828

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	03/01/22 - 03/30/22	30	0.00	381,029.88	0.00	381,029.88	0.00	0.00	0.00	381,029.88	0.00
A-5	03/01/22 - 03/30/22	30	0.00	1,041,982.56	0.00	1,041,982.56	0.00	0.00	0.00	1,041,982.56	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	127,590.32	0.00	127,590.32	0.00	0.00	0.00	127,590.33	0.00
X-A	03/01/22 - 03/30/22	30	0.00	479,936.76	0.00	479,936.76	0.00	0.00	0.00	479,936.76	0.00
X-B	03/01/22 - 03/30/22	30	0.00	136,452.84	0.00	136,452.84	0.00	0.00	0.00	136,452.84	0.00
X-C	03/01/22 - 03/30/22	30	0.00	126,952.21	0.00	126,952.21	0.00	0.00	0.00	126,952.21	0.00
A-S	03/01/22 - 03/30/22	30	0.00	182,992.32	0.00	182,992.32	0.00	0.00	0.00	182,992.32	0.00
A-SFL	03/17/22 - 04/17/22	32	0.00	12,368.27	0.00	12,368.27	0.00	0.00	0.00	12,368.27	0.00
A-SFX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	03/01/22 - 03/30/22	30	0.00	348,196.93	0.00	348,196.93	0.00	0.00	0.00	348,196.93	0.00
C	03/01/22 - 03/30/22	30	0.00	170,640.29	0.00	170,640.29	0.00	0.00	0.00	170,640.29	0.00
D	03/01/22 - 03/30/22	30	1,846,353.03	275,442.57	0.00	275,442.57	196,498.29	0.00	0.00	78,944.27	2,042,851.32
E	03/01/22 - 03/30/22	30	1,067,852.52	88,987.71	0.00	88,987.71	88,987.71	0.00	0.00	0.00	1,156,840.23
F	03/01/22 - 03/30/22	30	610,187.52	50,848.96	0.00	50,848.96	50,848.96	0.00	0.00	0.00	661,036.48
G	03/01/22 - 03/30/22	30	1,174,704.52	97,021.14	0.00	97,021.14	97,021.14	0.00	0.00	0.00	1,271,725.66
Totals			4,699,097.59	3,520,442.76	0.00	3,520,442.76	433,356.10	0.00	0.00	3,087,086.66	5,132,453.69

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	7,919,774.86	Beginning Reserve Account Balance	0.00
Benchmark: LIBOR 1-Month		Deposit Amount	0.00
Current Period %	0.441430	Withdrawal Amount	0.00
Next Period %	0.554140	Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,571,736.57	Master Servicing Fee	24,131.85
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,503.49
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	366.69
ARD Interest	0.00	Trust Advisor Fee	1,650.09
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,571,736.57	Total Fees	28,862.12

Principal		Expenses/Reimbursements
Scheduled Principal	1,490,667.50	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	384,986.22
Principal Prepayments	3,204,109.65	Special Servicing Fees (Monthly)	48,369.88
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	4,694,777.15	Total Expenses/Reimbursements	433,356.10

		Interest Reserve Deposit	0.00
		Gain on Sale / Excess Liquidation Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	137,911.06	Interest Distribution	3,087,086.65
Borrower Option Extension Fees	0.00	Principal Distribution	4,694,777.15
Gain on Sale / Excess Liquidation Proceeds	0.00	Prepayment Penalties / Yield Maintenance	137,911.06
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	22,431.73
Total Other Collected	137,911.06	Total Payments to Certificateholders and Others	7,942,206.59
Total Funds Collected	8,404,424.78	Total Funds Distributed	8,404,424.81
© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	851,660,878.65	851,660,878.65	Beginning Certificate Balance	851,660,878.65
(-) Scheduled Principal Collections	1,490,667.50	1,490,667.50	(-) Principal Distributions	4,694,777.15
(-) Unscheduled Principal Collections	3,204,109.65	3,204,109.65	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	846,966,101.50	846,966,101.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	854,647,431.58	854,647,431.58	Ending Certificate Balance	846,966,101.50
Ending Actual Collateral Balance	850,206,059.82	850,206,059.82

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.99%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	15	87,822,803.14	10.37%	23	5.0948	NAP	Defeased	15	87,822,803.14	10.37%	23	5.0948	NAP
1,000,000 or less	2	1,523,746.89	0.18%	23	5.0007	1.135623	1.20 or Less	18	396,335,876.14	46.79%	24	4.7835	0.812541
1,000,001 to 2,000,000	5	7,409,420.35	0.87%	24	4.7352	2.241871	1.21 to 1.30	2	9,970,731.25	1.18%	24	5.0992	1.289937
2,000,001 to 3,000,000	10	25,901,889.94	3.06%	25	4.8474	1.733018	1.31 to 1.40	4	41,765,808.82	4.93%	24	4.6282	1.329115
3,000,001 to 4,000,000	8	28,324,586.61	3.34%	24	5.1388	1.990877	1.41 to 1.50	2	35,109,973.40	4.15%	24	5.2187	1.472685
4,000,001 to 5,000,000	7	31,334,235.16	3.70%	24	4.9719	2.029035	1.51 to 1.60	5	24,037,473.62	2.84%	24	5.0759	1.569297
5,000,001 to 6,000,000	2	10,812,629.34	1.28%	23	5.0415	1.430939	1.61 to 1.70	5	52,208,885.20	6.16%	24	5.0828	1.679901
6,000,001 to 7,000,000	2	12,901,120.78	1.52%	23	4.9544	2.201263	1.71 to 1.80	3	37,435,925.85	4.42%	24	4.8978	1.758770
7,000,001 to 8,000,000	4	30,594,803.70	3.61%	24	5.2497	1.269534	1.81 to 1.90	2	15,169,155.54	1.79%	23	4.9286	1.865914
8,000,001 to 9,000,000	4	34,833,585.33	4.11%	23	5.1423	1.489062	1.91 to 2.25	13	115,637,844.51	13.65%	24	4.7542	2.082737
9,000,001 to 10,000,000	1	9,954,007.20	1.18%	24	5.1900	1.583200	2.26 to 2.50	2	11,196,783.19	1.32%	23	5.0442	2.429199
10,000,001 to 15,000,000	3	34,127,355.70	4.03%	23	5.0130	1.801644	2.51 to 2.75	2	4,296,099.93	0.51%	24	5.1294	2.639207
15,000,001 to 20,000,000	6	110,611,900.40	13.06%	24	4.8031	1.288838	2.76 or Greater	5	15,978,740.91	1.89%	24	5.1530	3.315047
20,000,001 to 30,000,000	3	66,998,674.45	7.91%	24	4.9696	1.715138	Totals	78	846,966,101.50	100.00%	24	4.8725	1.332672
30,000,001 to 50,000,000	3	118,513,746.47	13.99%	23	4.5934	1.246662
50,000,001 to 70,000,000	2	115,782,415.54	13.67%	25	4.7245	0.698213
70,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 to greater	1	119,519,180.50	14.11%	24	4.7960	0.945100
Totals	78	846,966,101.50	100.00%	24	4.8725	1.332672
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	16	87,822,803.14	10.37%	23	5.0948	NAP	Totals	105	846,966,101.50	100.00%	24	4.8725	1.332672
Arizona	1	8,309,048.94	0.98%	24	5.4300	0.955400
									Property Type³
Arkansas	1	2,587,493.87	0.31%	25	4.7900	1.970200
California	26	73,954,036.49	8.73%	24	4.9573	2.036326		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	2	9,240,448.48	1.09%	23	4.8000	1.653626		Properties	Balance	Agg. Bal.			DSCR¹
Connecticut	3	31,263,648.90	3.69%	24	5.3416	1.710507	Defeased	16	87,822,803.14	10.37%	23	5.0948	NAP
Florida	1	3,730,232.36	0.44%	24	5.1000	1.546200	Industrial	4	28,456,895.35	3.36%	24	4.8956	1.831006
Georgia	3	15,458,219.88	1.83%	22	5.2877	1.941855	Lodging	11	75,693,552.96	8.94%	24	5.3662	1.419030
Indiana	2	5,391,581.45	0.64%	25	5.0013	2.676926	Mixed Use	2	10,595,426.36	1.25%	23	4.6464	1.141691
Kansas	2	7,541,884.75	0.89%	24	5.0900	1.986400	Mobile Home Park	3	8,732,386.17	1.03%	24	5.1841	2.089235
Kentucky	1	3,545,515.02	0.42%	25	5.2200	0.465500	Multi-Family	33	103,772,062.14	12.25%	24	4.6437	1.707370
Louisiana	1	2,849,479.91	0.34%	25	5.0700	1.533300	Office	7	151,148,259.28	17.85%	24	4.6884	1.429806
Maryland	2	66,210,321.22	7.82%	24	4.5168	1.866762	Retail	24	356,472,633.68	42.09%	24	4.8477	1.009569
Michigan	2	7,045,872.87	0.83%	24	4.9406	2.043592	Self Storage	5	24,272,082.43	2.87%	23	4.9759	2.101674
New Jersey	3	168,706,742.59	19.92%	24	4.8150	0.856956	Totals	105	846,966,101.50	100.00%	24	4.8725	1.332672
New York	12	71,569,933.12	8.45%	24	4.3674	1.097409
North Carolina	5	9,954,007.20	1.18%	24	5.1900	1.583200
Ohio	3	13,098,889.08	1.55%	25	5.2673	1.517847
Pennsylvania	2	16,618,137.45	1.96%	24	5.2090	1.581133
Texas	8	92,678,801.86	10.94%	24	4.8762	0.936815
Utah	1	4,773,617.01	0.56%	24	5.1200	3.538700
Virginia	1	55,990,258.66	6.61%	25	4.7400	0.433600
Washington	3	50,916,040.73	6.01%	24	5.0523	1.570519
Washington, DC	1	17,992,212.24	2.12%	24	4.7300	1.339900
Wisconsin	3	19,716,874.29	2.33%	24	4.8050	1.792400

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	87,822,803.14	10.37%	23	5.0948	NAP	Defeased	15	87,822,803.14	10.37%	23	5.0948	NAP
	4.250% or less	5	28,054,592.59	3.31%	24	4.1661	1.171098	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	58,463,821.84	6.90%	23	4.4117	1.128634	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	182,391,048.13	21.53%	25	4.6809	1.152798	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	16	283,837,332.64	33.51%	24	4.8141	1.298542	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	20	131,351,259.09	15.51%	24	5.1591	1.637738	49 months or greater	63	759,143,298.36	89.63%	24	4.8467	1.309427
	5.251% to 5.500%	8	52,292,205.03	6.17%	23	5.3626	1.064075	Totals	78	846,966,101.50	100.00%	24	4.8725	1.332672
	5.501% to 5.750%	2	21,562,537.62	2.55%	24	5.5384	1.963784
	5.751% or greater	1	1,190,501.42	0.14%	24	5.7800	2.740700
	Totals	78	846,966,101.50	100.00%	24	4.8725	1.332672
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	87,822,803.14	10.37%	23	5.0948	NAP	Defeased	15	87,822,803.14	10.37%	23	5.0948	NAP
	60 months or less	63	759,143,298.36	89.63%	24	4.8467	1.309427	Interest Only	2	33,200,000.00	3.92%	24	4.6905	1.472957
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	19	108,338,947.07	12.79%	24	5.2871	1.468517
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	40	595,628,041.40	70.32%	24	4.7996	1.286220
	Totals	78	846,966,101.50	100.00%	24	4.8725	1.332672	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	2	21,976,309.89	2.59%	24	4.1899	0.907089
								Totals	78	846,966,101.50	100.00%	24	4.8725	1.332672
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	15	87,822,803.14	10.37%	23	5.0948	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	54	665,388,549.02	78.56%	24	4.8886	1.344396
	13 months to 24 months	8	90,905,269.43	10.73%	25	4.5333	1.046447
	25 months or greater	1	2,849,479.91	0.34%	25	5.0700	1.533300
	Totals	78	846,966,101.50	100.00%	24	4.8725	1.332672
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	440000357	RT	Woodbridge	NJ	Actual/360	4.796%	494,374.78	187,375.90	0.00	N/A	04/01/24	--	119,706,556.40	119,519,180.50	05/01/21
3	310922835	RT	Herndon	VA	Actual/360	4.740%	228,981.32	109,697.77	0.00	N/A	05/01/24	--	56,099,956.43	55,990,258.66	04/01/22
4	780922562	OF	Sugar Land	TX	Actual/360	4.710%	242,840.95	82,332.49	0.00	N/A	05/01/24	--	59,874,489.37	59,792,156.88	04/01/21
5	440000373	OF	Annapolis	MD	Actual/360	4.550%	181,313.60	66,103.65	0.00	04/06/24	04/06/44	--	46,276,424.87	46,210,321.22	04/06/22
6	440000346	RT	East Brunswick	NJ	Actual/360	4.796%	167,093.89	79,385.20	0.00	N/A	03/01/24	--	40,459,658.37	40,380,273.17	03/01/22
9	300571076	Various New York		NY	Actual/360	4.400%	121,158.29	54,108.03	0.00	N/A	03/06/24	--	31,977,260.11	31,923,152.08	04/06/22
11	300571099	RT	Lacey	WA	Actual/360	5.244%	110,927.98	32,548.37	0.00	N/A	05/06/24	--	24,565,140.16	24,532,591.79	04/06/22
12	300571074	MF	Olympia	WA	Actual/360	4.830%	93,220.42	30,423.46	0.00	N/A	03/06/24	--	22,413,243.50	22,382,820.04	04/06/22
13	310922956	MF	Various	CA	Actual/360	4.790%	82,998.86	39,028.76	0.00	N/A	05/01/24	--	20,122,291.38	20,083,262.62	04/01/22
14	440000366	IN	Various	WI	Actual/360	4.805%	81,740.51	38,477.08	0.00	04/01/24	04/01/44	--	19,755,351.37	19,716,874.29	04/01/22
15	300571098	LO	Various	CT	Actual/360	5.540%	86,408.43	49,216.85	0.00	N/A	04/06/24	--	18,112,865.75	18,063,648.90	04/06/22
16	470089600	MF	Rego Park	NY	Actual/360	4.160%	70,407.20	21,600.82	0.00	N/A	04/01/24	--	19,654,615.00	19,633,014.18	04/01/22
17	310922499	RT	Washington	DC	Actual/360	4.730%	73,408.24	30,680.26	0.00	N/A	04/01/24	--	18,022,892.50	17,992,212.24	04/01/22
18	310920504	OF	Bethesda	MD	Actual/360	4.440%	76,466.67	0.00	0.00	N/A	04/01/24	--	20,000,000.00	20,000,000.00	04/01/22
19	300571072	LO	Richardson	TX	Actual/360	5.320%	69,859.32	43,275.30	0.00	N/A	02/06/24	--	15,249,426.09	15,206,150.79	04/06/22
23	300571077	RT	Greenwich	CT	Actual/360	5.070%	57,629.00	0.00	0.00	N/A	03/06/24	--	13,200,000.00	13,200,000.00	04/06/22
24	301840024	OF	Kennesaw	GA	Actual/360	5.160%	47,087.15	19,876.56	0.00	N/A	01/01/24	--	10,597,258.17	10,577,381.61	04/01/22
25	301840025	MF	Mooresville	NC	Actual/360	4.970%	46,411.14	17,787.62	0.00	N/A	03/05/24	--	10,844,428.56	10,826,640.94	04/05/22
26	310923298	MF	Various	CA	Actual/360	4.790%	42,773.73	20,113.60	0.00	N/A	05/01/24	--	10,370,087.69	10,349,974.09	04/01/22
27	310922383	LO	City of Middleton	WI	Actual/360	5.040%	44,117.07	19,327.92	0.00	N/A	02/01/24	12/01/23	10,165,223.35	10,145,895.43	04/01/22
28	310922381	LO	City of Middleton	WI	Actual/360	5.010%	41,674.32	18,303.20	0.00	N/A	03/01/24	12/01/23	9,659,876.40	9,641,573.20	04/01/22
31	310922891	RT	Playa Vista	CA	Actual/360	4.900%	37,972.91	22,278.76	0.00	N/A	03/01/24	--	8,999,505.17	8,977,226.41	04/01/22
32	300571086	RT	High Point	NC	Actual/360	5.190%	44,550.83	14,480.76	0.00	N/A	04/06/24	--	9,968,487.96	9,954,007.20	04/06/22
33	410918490	SS	Union City	CA	Actual/360	5.200%	20,151.06	12,645.52	0.00	N/A	05/01/24	--	4,500,237.06	4,487,591.54	04/01/22
34	410918489	SS	Brentwood	CA	Actual/360	5.200%	17,220.00	10,806.17	0.00	N/A	05/01/24	--	3,845,656.93	3,834,850.76	04/01/22
35	301840035	OF	Newtown	PA	Actual/360	5.090%	38,775.82	16,542.40	0.00	N/A	03/05/24	--	8,846,756.10	8,830,213.70	04/05/22
36	301840036	OF	Montvale	NJ	Actual/360	5.160%	39,207.26	16,550.28	0.00	N/A	01/01/24	--	8,823,839.20	8,807,288.92	04/01/22
37	300571100	LO	Phoenix	AZ	Actual/360	5.430%	38,959.03	22,947.26	0.00	N/A	04/06/24	--	8,331,996.20	8,309,048.94	04/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
38	300571081	IN	Ferguson Township	PA	Actual/360	5.100%	38,454.61	16,247.58	0.00	N/A	04/06/24	--	8,756,268.64	8,740,021.06	04/06/22
40	300571085	LO	Dickson City	PA	Actual/360	5.330%	36,259.45	22,024.31	0.00	N/A	04/06/24	--	7,900,140.70	7,878,116.39	04/06/22
42	301840042	LO	Cleveland	OH	Actual/360	5.160%	34,501.03	21,924.20	0.00	N/A	05/01/24	--	7,764,672.22	7,742,748.02	04/01/22
43	300571079	MH	Garden City	KS	Actual/360	5.090%	33,151.63	21,704.01	0.00	N/A	04/06/24	--	7,563,588.76	7,541,884.75	04/06/22
44	300571095	LO	Beaumont	TX	Actual/360	5.767%	35,825.98	19,058.70	0.00	N/A	01/06/24	--	7,214,213.02	7,195,154.32	04/06/22
45	300571096	RT	El Centro	CA	Actual/360	5.420%	34,748.14	13,088.15	0.00	N/A	04/06/24	--	7,445,142.69	7,432,054.54	04/06/22
46	416000136	LO	Hebron	KY	Actual/360	5.220%	15,981.89	9,966.63	0.00	N/A	05/01/24	--	3,555,481.65	3,545,515.02	04/01/22
47	416000137	LO	Indianapolis	IN	Actual/360	5.220%	13,457.47	8,392.34	0.00	N/A	05/01/24	--	2,993,874.66	2,985,482.32	04/01/22
48	410921181	SS	Redwood City	CA	Actual/360	4.940%	28,595.42	12,991.11	0.00	N/A	02/01/24	--	6,722,182.76	6,709,191.65	04/01/22
49	301840049	MF	Dallas	TX	Actual/360	5.000%	28,368.44	12,430.00	0.00	N/A	04/01/24	--	6,588,800.05	6,576,370.05	04/01/22
50	300571087	MF	Springfield	MA	Actual/360	5.310%	29,359.38	11,501.17	0.00	N/A	04/06/24	--	6,420,859.64	6,409,358.47	04/06/22
52	440000362	RT	Pasadena	CA	Actual/360	4.970%	26,534.54	8,132.79	0.00	N/A	04/01/24	--	6,200,061.92	6,191,929.13	04/01/22
53	790922566	OF	San Antonio	TX	Actual/360	4.850%	24,101.03	9,671.25	0.00	N/A	03/01/24	--	5,770,781.90	5,761,110.65	04/01/22
54	300571073	MF	Houston	TX	Actual/360	5.070%	24,970.73	8,550.90	0.00	N/A	12/06/23	--	5,719,580.00	5,711,029.10	04/06/22
55	301840055	MH	Kenosha	WI	Actual/360	4.810%	21,809.35	10,179.59	0.00	N/A	05/05/24	--	5,265,485.88	5,255,306.29	04/05/22
56	301840056	MF	Gates	NY	Actual/360	5.260%	22,921.98	9,141.77	0.00	N/A	04/05/24	--	5,060,660.46	5,051,518.69	04/05/22
57	440000356	RT	Killeen	TX	Actual/360	5.352%	17,507.26	10,638.28	0.00	N/A	03/01/24	--	3,798,768.36	3,788,130.08	04/01/22
58	440000354	RT	Temple	TX	Actual/360	5.352%	4,329.75	2,630.98	0.00	N/A	03/01/24	--	939,479.73	936,848.75	04/01/22
59	416000135	RT	Riverview	FL	Actual/360	4.970%	21,828.92	8,264.25	0.00	N/A	05/01/24	--	5,100,545.98	5,092,281.73	04/01/22
61	301840061	LO	Layton	UT	Actual/360	5.120%	21,085.34	8,844.53	0.00	N/A	04/01/24	--	4,782,461.54	4,773,617.01	04/01/22
62	310923172	SS	Parker	CO	Actual/360	4.800%	19,548.16	7,996.77	0.00	N/A	03/01/24	--	4,729,393.69	4,721,396.92	04/01/22
63	301840063	MF	Southfield	MI	Actual/360	4.780%	18,452.77	8,767.00	0.00	N/A	04/05/24	--	4,483,059.35	4,474,292.35	04/05/22
64	310923168	SS	Highlands Ranch	CO	Actual/360	4.800%	18,710.38	7,654.05	0.00	N/A	03/01/24	--	4,526,705.61	4,519,051.56	04/01/22
66	300571080	RT	Brownsville	TX	Actual/360	5.000%	18,790.44	6,574.38	0.00	N/A	04/06/24	--	4,364,231.26	4,357,656.88	12/06/21
68	301840068	RT	Seattle	WA	Actual/360	5.120%	17,670.78	7,361.47	0.00	N/A	05/01/24	--	4,007,990.37	4,000,628.90	04/01/22
69	300571088	LO	Austell	GA	Actual/360	5.495%	17,509.80	10,110.70	0.00	N/A	04/06/24	--	3,700,447.55	3,690,336.85	04/06/22
71	410922510	MU	Weston	FL	Actual/360	5.100%	16,412.39	6,934.45	0.00	N/A	04/01/24	--	3,737,166.81	3,730,232.36	04/01/22
72	301840072	LO	Springfield	OH	Actual/360	5.530%	16,706.60	9,468.32	0.00	N/A	05/01/24	--	3,508,357.04	3,498,888.72	04/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
74	470089660	MF	New York	NY	Actual/360	4.160%	11,240.30	6,767.06	0.00	N/A	04/01/24	--	3,137,801.37	3,131,034.31	04/01/22
75	300571082	SS	Rosenberg	TX	Actual/360	5.015%	14,083.30	5,275.29	0.00	N/A	04/06/24	01/06/24	3,261,177.53	3,255,902.24	04/06/22
76	310922497	RT	City of Industry	CA	Actual/360	4.880%	13,075.57	5,986.85	0.00	N/A	04/01/24	--	3,111,585.36	3,105,598.51	04/01/22
77	470089480	MF	New York	NY	Actual/360	4.270%	11,793.93	3,207,536.73	0.00	N/A	04/01/24	--	3,207,536.73	0.00	03/01/22
78	410922768	RT	Pasadena	TX	Actual/360	5.070%	12,420.49	8,183.16	0.00	N/A	04/01/24	--	2,844,930.99	2,836,747.83	04/01/22
80	301840080	RT	La Verne	CA	Actual/360	5.110%	12,265.71	5,128.35	0.00	N/A	05/05/24	--	2,787,485.58	2,782,357.23	04/05/22
81	410923131	RT	Carson City	NV	Actual/360	4.830%	11,399.26	5,316.49	0.00	N/A	01/01/24	--	2,740,755.81	2,735,439.32	04/01/22
82	416000131	MF	Plymouth	MI	Actual/360	5.220%	11,591.75	7,228.84	0.00	N/A	05/01/24	--	2,578,809.36	2,571,580.52	04/01/22
83	416000134	RT	Baton Rouge	LA	Actual/360	5.070%	12,460.18	4,540.75	0.00	N/A	05/01/24	--	2,854,020.66	2,849,479.91	04/01/22
84	416000138	RT	El Dorado	AR	Actual/360	4.790%	10,693.43	5,028.40	0.00	N/A	05/01/24	--	2,592,522.27	2,587,493.87	04/01/22
85	470089120	MF	New York	NY	Actual/360	4.160%	9,113.76	5,486.80	0.00	N/A	04/01/24	--	2,544,163.51	2,538,676.71	04/01/22
86	300571075	SS	Wheatfield	NY	Actual/360	5.160%	11,388.73	4,737.22	0.00	N/A	03/06/24	--	2,563,106.03	2,558,368.81	04/06/22
87	301840087	MF	Fort Wayne	IN	Actual/360	4.730%	9,819.53	4,752.86	0.00	N/A	04/05/24	--	2,410,851.99	2,406,099.13	04/05/22
88	301840088	SS	Charleston	SC	Actual/360	5.130%	10,394.78	4,314.68	0.00	N/A	05/05/24	--	2,353,090.22	2,348,775.54	04/05/22
89	470089520	MF	New York	NY	Actual/360	4.440%	8,968.37	2,397.32	0.00	N/A	04/01/24	--	2,345,693.03	2,343,295.71	04/01/22
90	470089330	MF	Freeport	NY	Actual/360	4.380%	7,561.65	4,178.49	0.00	N/A	04/01/24	--	2,004,855.20	2,000,676.71	04/01/22
91	416000132	MF	Bedford	OH	Actual/360	5.220%	8,371.82	5,220.83	0.00	N/A	05/01/24	--	1,862,473.17	1,857,252.34	04/01/22
93	470089290	MF	New York	NY	Actual/360	4.280%	5,945.66	3,434.60	0.00	N/A	03/01/24	--	1,613,233.80	1,609,799.20	04/01/22
94	470089140	MF	New York	NY	Actual/360	4.250%	5,433.40	3,175.55	0.00	N/A	03/01/24	--	1,484,648.64	1,481,473.09	04/01/22
95	470089640	MF	New York	NY	Actual/360	4.190%	4,593.51	2,733.00	0.00	N/A	04/01/24	--	1,273,127.30	1,270,394.30	04/01/22
96	301840096	MH	Amarillo	TX	Actual/360	5.240%	5,607.55	2,252.53	0.00	N/A	04/01/24	--	1,242,746.53	1,240,494.00	04/01/22
97	301840097	MH	Austell	GA	Actual/360	5.780%	5,935.19	1,968.79	0.00	N/A	04/01/24	--	1,192,470.21	1,190,501.42	04/01/22
98	470089200	MF	New York	NY	Actual/360	4.440%	2,255.26	2,968.89	0.00	N/A	04/01/24	--	589,867.03	586,898.14	04/01/22
Totals							3,571,736.57	4,694,777.15	0.00				851,660,878.65	846,966,101.50
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,167,865.31	0.00	--	--	10/12/21	81,826,287.31	5,389,648.45	342,131.05	3,886,933.44	0.00	0.00
3	2,088,636.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,726,964.00	2,027,416.00	01/01/20	06/30/20	09/13/21	12,374,990.92	390,925.95	273,564.71	3,491,189.08	367,641.57	0.00
5	6,320,574.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,922,867.43	2,260,278.00	01/01/21	09/30/21	10/12/21	22,221,931.01	88,443.28	243,317.48	243,317.48	0.00	0.00
9	3,402,739.01	1,539,808.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,616,273.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,535,397.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,101,051.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,838,431.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,161,002.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,124,027.00	1,074,964.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,765,785.86	1,311,990.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,430,972.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	818,963.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,162,890.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,469,661.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,851,521.38	1,286,136.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,397,452.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,200,953.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	958,827.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	761,476.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	998,235.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	859,679.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	1,443,054.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	964,707.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	579,563.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,166,942.00	1,008,125.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	760,643.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	186,576.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	640,682.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,245,079.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	821,149.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	832,222.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	499,577.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	358,336.89	333,759.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	101,389.14	108,903.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	1,387,699.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	427,882.84	264,341.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	770,979.73	523,538.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	420,681.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	250,228.62	303,610.00	01/01/21	09/30/21	08/11/21	0.00	0.00	25,275.75	101,165.15	0.00	0.00
68	524,038.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	1,085,366.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	452,036.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	408,064.28	1,114,576.84	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
74	477,516.00	444,113.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	638,260.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	140,664.00	326,126.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
78	336,300.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	354,479.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	490,636.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	169,127.00	01/01/19	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
84	418,491.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
85	162,809.00	227,580.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
86	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
87	574,254.06	483,452.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
89	45,618.00	51,859.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
90	239,914.00	229,786.00	06/01/20	05/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
91	340,625.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
93	428,895.00	397,140.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
94	64,955.00	90,835.00	12/31/20	12/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
95	155,063.00	190,989.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
96	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
97	262,953.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
98	106,281.00	46,881.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	83,826,183.02	16,236,019.66				116,423,209.24	5,869,017.68	884,288.98	7,722,605.15	367,641.57	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
77	470089480	3,204,109.65	Payoff w/ yield maintenance	0.00	137,911.06
Totals		3,204,109.65		0.00	137,911.06
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	0	0.00	0	0.00	3	183,668,994.26	1	40,380,273.17	0	0.00	0	0.00	0	0.00	1	3,204,109.65	4.872458%	4.765126%	24
03/17/22	0	0.00	0	0.00	3	183,945,277.03	1	40,459,658.37	0	0.00	0	0.00	0	0.00	0	0.00	4.870276%	4.762847%	25
02/17/22	0	0.00	0	0.00	3	184,293,428.77	1	40,554,858.82	0	0.00	0	0.00	0	0.00	0	0.00	4.870373%	4.762956%	26
01/18/22	0	0.00	0	0.00	4	225,200,680.44	1	40,633,525.96	0	0.00	0	0.00	0	0.00	0	0.00	4.870459%	4.763054%	27
12/17/21	0	0.00	1	40,711,869.55	3	184,839,759.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.870545%	4.763151%	28
11/18/21	0	0.00	1	40,795,303.41	3	185,135,692.33	0	0.00	0	0.00	0	0.00	0	0.00	1	1,714,968.31	4.870633%	4.763250%	29
10/18/21	0	0.00	0	0.00	4	226,278,950.55	0	0.00	0	0.00	1	4,399,070.86	0	0.00	0	0.00	4.868325%	4.752482%	28
09/17/21	0	0.00	1	40,955,774.14	3	185,699,657.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.868407%	4.752573%	29
08/17/21	0	0.00	1	41,032,792.36	3	185,967,624.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.868485%	4.752660%	30
07/16/21	0	0.00	2	101,669,103.86	2	125,674,884.63	0	0.00	0	0.00	0	0.00	0	0.00	1	3,218,953.94	4.868562%	4.752746%	31
06/17/21	2	101,838,089.85	1	4,425,707.70	1	121,452,447.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.872774%	4.767522%	32
05/17/21	1	4,431,990.34	1	60,725,625.44	1	121,631,871.60	0	0.00	0	0.00	1	4,204,926.37	0	0.00	0	0.00	4.872853%	4.767611%	33
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	440000357	05/01/21	10	6	342,131.05	3,886,933.44	0.00	121,631,871.60	06/26/20	2
4	780922562	04/01/21	11	6	273,564.71	3,491,189.08	395,514.57	60,812,111.34	10/06/20	13
6	440000346	03/01/22	0	B	243,317.48	243,317.48	0.00	40,459,658.39	07/01/21	2		11/01/21
66	300571080	12/06/21	3	3	25,275.75	101,165.15	400.00	4,385,584.34	05/18/20	1
Totals					884,288.98	7,722,605.15	395,914.57	227,289,225.67
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		554,850,429	390,593,319	123,876,837		40,380,273
25 - 36 Months		226,188,477	166,396,320	59,792,157		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		65,927,196	65,927,196	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	846,966,102	622,916,834	0	0	183,668,994	40,380,273
Mar-22	851,660,879	627,255,943	0	0	183,945,277	40,459,658
Feb-22	853,477,276	628,628,988	0	0	184,293,429	40,554,859
Jan-22	854,953,997	629,753,317	0	0	184,567,154	40,633,526
Dec-21	856,424,488	630,872,859	0	40,711,870	184,839,759	0
Nov-21	858,000,063	632,069,068	0	40,795,303	185,135,692	0
Oct-21	901,299,709	634,897,276	0	0	266,402,434	0
Sep-21	902,946,925	636,087,728	0	40,955,774	225,903,423	0
Aug-21	904,469,912	637,191,169	0	41,032,792	226,245,951	0
Jul-21	905,986,481	638,289,915	0	101,669,104	166,027,462	0
Jun-21	911,809,230	643,661,048	101,838,090	4,425,708	161,884,385	0
May-21	913,322,828	686,027,789	4,431,990	60,725,625	162,137,423	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	440000357	119,519,180.50	121,631,871.60	90,000,000.00	09/08/21	11,300,914.31	0.94510	12/31/21	04/01/24	264
4	780922562	59,792,156.88	60,812,111.34	53,300,000.00	08/16/21	1,845,735.00	0.94600	06/30/20	05/01/24	264
6	440000346	40,380,273.17	40,459,658.39	33,500,000.00	08/12/21	1,890,087.00	0.52000	09/30/21	03/01/24	262
66	300571080	4,357,656.88	4,385,584.34	5,290,000.00	07/18/21	272,415.00	1.19330	09/30/21	04/06/24	264
Totals		224,049,267.43	227,289,225.67	182,090,000.00		15,309,151.31

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	440000357	RT	NJ	06/26/20	2
Foreclosure complaint was filed on 10/21/21 and Consent Order Appointing Receiver was entered on 10/28/21. Lender continues to evaluate collateral performance, including leasing activity.

4	780922562	OF	TX	10/06/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Negotiations are in process for Covid relief. Loan is in Default as the Mezz Loan is not current. Lender and Borrower in negotiations for possible f orbearance terms or discounted payoff.

6	440000346	RT	NJ	07/01/21	2

The loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. SS is proceeding with legal action. Borrower has expressed interest to consent to a foreclosure sale. Court-appointed receiver in place.

66	300571080	RT	TX	05/18/20	1

Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Borrower and Special Servicer have executed a forbearance agreement. Special Servicer is monitoring Borrower's compliance therewith.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
19	300571072	0.00	5.32000%	0.00	5.32000%	10	11/20/20	12/06/20	12/11/20
32	300571086	0.00	5.19000%	0.00	5.19000%	10	08/17/20	06/06/20	09/11/20
65	300571091	4,398,009.45	5.76700%	4,215,825.94	5.76700%	10	05/01/21	05/01/21	05/01/21
65	300571091	4,398,009.45	5.76700%	4,215,825.94	5.76700%	10	04/15/21	05/01/21	--
66	300571080	0.00	5.00000%	0.00	5.00000%	10	09/29/21	09/30/21	--
67	300571092	4,032,179.48	5.76700%	4,022,839.15	5.76700%	10	10/15/20	10/15/20	--
69	300571088	3,909,234.84	5.49500%	3,899,515.38	5.49500%	10	06/22/20	07/06/20	07/13/20
Totals		16,737,433.22		16,354,006.41
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	300571083	05/17/18	4,660,122.30	27,052,622.53	7,726,063.55	1,187,368.67	7,726,063.55	6,538,694.88	0.00	0.00	0.00	0.00	0.00%
41	416000133	08/16/19	8,775,058.62	14,800,000.00	9,385,537.13	285,027.20	9,385,537.13	9,100,509.93	0.00	0.00	0.00	0.00	0.00%
65	300571091	07/16/21	4,194,648.02	7,100,000.00	3,368,887.55	138,932.26	3,368,887.55	3,229,955.29	964,692.73	0.00	0.00	964,692.73	19.50%
67	300571092	02/18/21	4,003,371.46	6,700,000.00	3,458,934.80	218,181.04	3,458,934.80	3,240,753.76	762,617.70	0.00	0.00	762,617.70	16.36%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			21,633,200.40	55,652,622.53	23,939,423.03	1,829,509.17	23,939,423.03	22,109,913.86	1,727,310.43	0.00	0.00	1,727,310.43

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/21	0.00	762,617.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	300571083	05/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	416000133	08/16/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
65	300571091	07/16/21	0.00	0.00	964,692.73	0.00	0.00	964,692.73	0.00	0.00	964,692.73
67	300571092	02/18/21	0.00	0.00	762,617.70	0.00	0.00	762,617.70	0.00	0.00	762,617.70
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	762,617.70	1,727,310.43	0.00	0.00	1,727,310.43	0.00	0.00	1,727,310.43

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	25,770.16	0.00	0.00	335,115.01	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	12,889.65	0.00	0.00	49,871.21	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	8,710.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	48,369.88	0.00	0.00	384,986.22	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		433,356.10

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29